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For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

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10047773

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Nuveen Advisory Corp

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:

NQI: Municipal Bonds; NQJ: Municipal Bonds; NQM: Municipal Bonds; NQN: Municipal Bonds; NQP: Municipal Bonds; NQS: Municipal Bonds; NQU: Municipal Bonds; NRB: Municipal Bonds; NRK: Municipal Bonds; NSL: Adjustable Rate Senior Loans, Common Stocks, Warrants; NTC: Municipal Bonds; NTX: Municipal Bonds; NUC: Municipal Bonds; NUJ: Municipal Bonds; NUM: Municipal Bonds

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
NQI, NQJ, NQM, NQN, NQP, NQS, NQU, NRB, NRK, NSL, NTC, NTX, NUC, NUJ, NUM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NQI: OTC US; NQJ: OTC US; NQM: OTC US; NQN: OTC US; NQP: OTC US; NQS: OTC US; NQU: OTC US; NRB: OTC US; NRK: OTC US; NSL: AMEX, ARCA, NASDAQ, NYSE, OTC US; NTC: OTC US; NTX: OTC US; NUC: OTC US; NUJ: OTC US; NUM: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010